Recent Accounting Pronouncements	9 Months Ended
Jul. 29, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
16.	Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Comprehensive Income (Topic 220):  Presentation of Comprehensive Income.”  ASU No. 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of shareholders' equity.  ASU 2011-05 will be effective for the quarter ending January 25, 2013.  The adoption of this guidance will have no impact on our financial condition or results of operations but will impact the presentation of the financial statements.  We are currently evaluating the presentation options.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820):  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  This ASU clarifies and changes the application of various fair value measurement principles and disclosure requirements, and will be effective for the quarter ending April 27, 2012.  The adoption is not expected to have a material impact on our consolidated financial statements.

In December 2009, the FASB issued ASU No. 2009-17, “Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.”  ASU No. 2009-17 clarifies how a company determines when an entity that is insufficiently capitalized or is not controlled through voting should be consolidated.  This ASU was effective for us beginning in the first quarter of fiscal 2011 (October 30, 2010).  The adoption of ASU No. 2009-17 did not have a material impact on our consolidated financial statements.

In October 2009, FASB issued ASU No. 2009-13, “Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements - a consensus of the FASB Emerging Issues Task Force.”  ASU No. 2009-13 establishes the accounting and reporting guidance for arrangements under which a vendor will perform multiple revenue-generating activities.  Specifically, this ASU addresses how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting.  This ASU was effective for us beginning in the first quarter of fiscal 2011 (October 30, 2010). The adoption ASU No. 2009-13 did not have a material impact on our consolidated financial statements.